ASSET RETIREMENT OBLIGATIONS (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Asset Retirement Obligations [Line Items]
Long-term inflation assumption of current costs (as a percent)	2.00%
Decommissioning liability	$ 20	$ 19
Asset retirement obligations	43	38
Hydro One Remotes Operating Territory
Asset Retirement Obligations [Line Items]
Decommissioning liability	1	2
Asbestos Containing Materials
Asset Retirement Obligations [Line Items]
Increase (decrease) asset retirement obligation,	3	0
Asset retirement obligations	$ 22	$ 18
Minimum
Asset Retirement Obligations [Line Items]
Discounted future expenditures (as a percent)	1.00%	1.00%
Maximum
Asset Retirement Obligations [Line Items]
Discounted future expenditures (as a percent)	3.00%	3.00%